Consolidated Statement of Stockholders' Equity (Parentheticals) (Accumulated Other Comprehensive Income (Loss) [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Member]
Issuance of common shares, issuance costs	$ 2,461,683	$ 178,521	$ 481,135
Issuance of common shares, initial fair value of warrants		$ 850,907	$ 751,505